MFS

VARIABLE

ACCOUNT

Annual Report

to

Contract Owners

December 31, 2008

NATIONWIDE LIFE INSURANCE COMPANY

HOME OFFICE: COLUMBUS, OHIO

MFS VARIABLE ACCOUNT

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2008

Assets:
Investments at fair value:
Massachusetts Investors Growth Stock Fund - Class A (MIG)
2,880,607 shares (cost $40,631,865)	$27,653,829
Massachusetts Investors Trust - Class A (MIT)
699,683 shares (cost $12,739,809)	9,655,628
MFS(R) Bond Fund - Class A (MFB)
842,788 shares (cost $10,631,818)	8,857,701
MFS(R) Growth Fund - Class A (MEG)
88,784 shares (cost $2,721,103)	2,327,032
MFS(R) High Income Fund - Class A (MFH)
2,498,229 shares (cost $8,868,795)	6,020,732
MFS(R) Research Fund - Class A (MFR)
507,409 shares (cost $11,199,364)	8,549,842
MFS(R) Series Trust IV - Money Market Fund (MMM)
13,749,883 shares (cost $13,749,883)	13,749,883
MFS(R) Strategic Income Fund - Class A (MSI)
201,176 shares (cost $1,334,964)	1,082,328
MFS(R) Total Return Fund - Class A (MTR)
1,831,093 shares (cost $27,406,135)	20,947,698
Nationwide VIT - Money Market Fund - Class I (SAM)
915,506 shares (cost $915,506)	915,506

Total Investments	99,760,179

Accounts Receivable	38,444

Total Assets	$99,798,623

Contract Owners’ Equity:
Accumulation units	98,928,755
Contracts in payout (annuitization) period	869,868

Total Contract Owners’ Equity (note 5)	$99,798,623

See accompanying notes to financial statements.

MFS VARIABLE ACCOUNT

STATEMENTS OF OPERATIONS

Year Ended December 31, 2008

Investment Activity:	Total	MIG	MIT	MFB	MEG	MFH	MFR	MMM

Reinvested dividends	$2,903,054	182,090	166,956	600,406	-	622,180	75,271	347,331
Mortality and expense risk charges (note 2)	(1,726,045)	(526,186)	(178,834)	(136,922)	(44,803)	(98,265)	(162,010)	(197,891)

Net investment income (loss)	1,177,009	(344,096)	(11,878)	463,484	(44,803)	523,915	(86,739)	149,440

Proceeds from mutual fund shares sold	24,463,038	5,645,708	2,399,389	1,980,829	574,327	2,004,154	2,004,870	4,283,961
Cost of mutual fund shares sold	(28,330,561)	(7,414,870)	(2,743,146)	(2,101,479)	(508,058)	(2,440,551)	(2,616,802)	(4,283,961)

Realized gain (loss) on investments	(3,867,523)	(1,769,162)	(343,757)	(120,650)	66,269	(436,397)	(611,932)	-
Change in unrealized gain (loss) on investments	(38,139,963)	(15,695,155)	(5,066,146)	(1,533,398)	(1,574,584)	(2,410,021)	(4,727,460)	-

Net gain (loss) on investments	(42,007,486)	(17,464,317)	(5,409,903)	(1,654,048)	(1,508,315)	(2,846,418)	(5,339,392)	-

Reinvested capital gains	172,182	-	172,182	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(40,658,295)	(17,808,413)	(5,249,599)	(1,190,564)	(1,553,118)	(2,322,503)	(5,426,131)	149,440

Investment Activity:	MSI	MTR	SAM

Reinvested dividends	$94,084	795,918	18,818
Mortality and expense risk charges (note 2)	(16,511)	(351,862)	(12,761)

Net investment income (loss)	77,573	444,056	6,057

Proceeds from mutual fund shares sold	230,213	4,372,452	967,135
Cost of mutual fund shares sold	(231,425)	(5,023,134)	(967,135)

Realized gain (loss) on investments	(1,212)	(650,682)	-
Change in unrealized gain (loss) on investments	(243,954)	(6,889,245)	-

Net gain (loss) on investments	(245,166)	(7,539,927)	-

Reinvested capital gains	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(167,593)	(7,095,871)	6,057

See accompanying notes to financial statements.

MFS VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2008 and 2007

	Total		MIG		MIT		MFB

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$1,177,009	1,510,493	(344,096)	(289,211)	(11,878)	(141,020)	463,484	506,512
Realized gain (loss) on investments	(3,867,523)	(6,052,401)	(1,769,162)	(2,465,090)	(343,757)	385,697	(120,650)	(11,546)
Change in unrealized gain (loss) on investments	(38,139,963)	11,845,292	(15,695,155)	5,793,522	(5,066,146)	90,911	(1,533,398)	(234,394)
Reinvested capital gains	172,182	4,055,065	-	-	172,182	1,236,425	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(40,658,295)	11,358,449	(17,808,413)	3,039,221	(5,249,599)	1,572,013	(1,190,564)	260,572

Equity transactions:
Purchase payments received from contract owners (note 3)	2,105,267	2,033,312	545,967	309,774	257,757	257,102	92,491	46,787
Transfers between funds	-	-	(749,705)	33,058,368	(156,943)	23,337	(16,284)	(3,050)
Redemptions (note 3)	(18,076,680)	(27,286,677)	(4,553,122)	(5,927,825)	(1,915,976)	(3,151,459)	(1,775,177)	(1,247,022)
Annuity benefits	(183,582)	(214,031)	(57,405)	(54,555)	(19,098)	(21,292)	(20,727)	(24,484)
Contract maintenance charges (note 2)	(84,040)	(95,976)	(30,994)	(19,418)	(6,770)	(7,204)	(4,647)	(5,316)
Contingent deferred sales charges (note 2)	(6,454)	(11,710)	(1,547)	(1,856)	(669)	(1,000)	-	(298)
Adjustments to maintain reserves	41,630	13,953	(1,803)	21,300	1,976	4,637	(5,374)	7,235

Net equity transactions	(16,203,859)	(25,561,129)	(4,848,609)	27,385,788	(1,839,723)	(2,895,879)	(1,729,718)	(1,226,148)

Net change in contract owners’ equity	(56,862,154)	(14,202,680)	(22,657,022)	30,425,009	(7,089,322)	(1,323,866)	(2,920,282)	(965,576)
Contract owners’ equity beginning of period	156,660,777	170,863,457	50,320,345	19,895,336	16,746,286	18,070,152	11,779,039	12,744,615

Contract owners’ equity end of period	$99,798,623	156,660,777	27,663,323	50,320,345	9,656,964	16,746,286	8,858,757	11,779,039

CHANGES IN UNITS:
Beginning units	1,475,291	1,721,180	247,080	107,265	94,986	112,074	162,386	179,409
Units purchased	141,572	379,302	4,079	174,751	2,739	3,870	3,226	2,619
Units redeemed	(311,766)	(625,191)	(33,155)	(34,936)	(15,098)	(20,958)	(28,052)	(19,642)

Ending units	1,305,097	1,475,291	218,004	247,080	82,627	94,986	137,560	162,386

(Continued)

MFS VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	MEG		MGO		MFH		MFR

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$(44,803)	(54,341)	-	(140,398)	523,915	643,297	(86,739)	(120,138)
Realized gain (loss) on investments	66,269	11,825	-	(4,696,697)	(436,397)	(33,041)	(611,932)	(210,867)
Change in unrealized gain (loss) on investments	(1,574,584)	484,868	-	6,832,667	(2,410,021)	(536,690)	(4,727,460)	2,099,212
Reinvested capital gains	-	285,083	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(1,553,118)	727,435	-	1,995,572	(2,322,503)	73,566	(5,426,131)	1,768,207

Equity transactions:
Purchase payments received from contract owners (note 3)	36,451	25,939	10,151	186,671	56,262	27,088	234,974	236,936
Transfers between funds	60,125	11,323	(10,813)	(34,168,427)	584,612	(966,775)	(277,007)	(239,377)
Redemptions (note 3)	(399,920)	(681,575)	-	(3,491,850)	(801,116)	(1,491,502)	(1,499,713)	(2,457,790)
Annuity benefits	-	-	-	(17,043)	(18,724)	(18,654)	(13,095)	(14,951)
Contract maintenance charges (note 2)	(3,322)	(3,729)	-	(17,917)	(5,916)	(6,593)	(5,842)	(6,808)
Contingent deferred sales charges (note 2)	(40)	(924)	-	(1,711)	-	(1,207)	(421)	(523)
Adjustments to maintain reserves	5	(55)	662	(25,544)	10,698	(4,457)	3,263	4,912

Net equity transactions	(306,701)	(649,021)	-	(37,535,821)	(174,184)	(2,462,100)	(1,557,841)	(2,477,601)

Net change in contract owners’ equity	(1,859,819)	78,414	-	(35,540,249)	(2,496,687)	(2,388,534)	(6,983,972)	(709,394)
Contract owners’ equity beginning of period	4,186,832	4,108,418	-	35,540,249	8,521,785	10,910,319	15,535,423	16,244,817

Contract owners’ equity end of period	$2,327,013	4,186,832	-	-	6,025,098	8,521,785	8,551,451	15,535,423

CHANGES IN UNITS:
Beginning units	83,257	97,421	-	236,299	96,783	124,556	75,981	88,522
Units purchased	3,875	3,783	-	2,354	24,571	18,479	2,589	6,586
Units redeemed	(11,984)	(17,947)	-	(238,653)	(24,173)	(46,252)	(11,649)	(19,127)

Ending units	75,148	83,257	-	-	97,181	96,783	66,921	75,981

(Continued)

MFS VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	MMM		MSI		MTR		SAM

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$149,440	575,583	77,573	68,483	444,056	435,909	6,057	25,817
Realized gain (loss) on investments	-	-	(1,212)	12,032	(650,682)	955,286	-	-
Change in unrealized gain (loss) on investments	-	-	(243,954)	(48,153)	(6,889,245)	(2,636,651)	-	-
Reinvested capital gains	-	-	-	-	-	2,533,557	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	149,440	575,583	(167,593)	32,362	(7,095,871)	1,288,101	6,057	25,817

Equity transactions:
Purchase payments received from contract owners (note 3)	383,999	360,621	10,707	47,595	475,239	518,062	1,269	16,737
Transfers between funds	(39,144)	1,749,825	36,578	(8,766)	(234,978)	(171,891)	803,559	715,433
Redemptions (note 3)	(2,460,613)	(2,916,762)	(214,458)	(220,249)	(3,782,367)	(5,001,939)	(674,218)	(698,704)
Annuity benefits	(25,316)	(25,709)	(3,237)	(3,911)	(25,980)	(33,432)	-	-
Contract maintenance charges (note 2)	(12,641)	(13,456)	(1,009)	(1,112)	(11,864)	(13,426)	(1,035)	(997)
Contingent deferred sales charges (note 2)	(2,386)	(2,611)	(155)	(81)	(1,236)	(1,482)	-	(17)
Adjustments to maintain reserves	13,899	4,117	447	(862)	17,808	2,713	49	(43)

Net equity transactions	(2,142,202)	(843,975)	(171,127)	(187,386)	(3,563,378)	(4,701,395)	129,624	32,409

Net change in contract owners’ equity	(1,992,762)	(268,392)	(338,720)	(155,024)	(10,659,249)	(3,413,294)	135,681	58,226
Contract owners’ equity beginning of period	15,751,212	16,019,604	1,421,136	1,576,160	31,618,874	35,032,168	779,845	721,619

Contract owners’ equity end of period	$13,758,450	15,751,212	1,082,416	1,421,136	20,959,625	31,618,874	915,526	779,845

CHANGES IN UNITS:
Beginning units	406,208	428,093	99,868	113,117	181,925	208,763	26,817	25,661
Units purchased	55,205	114,830	3,467	10,317	4,741	8,113	37,080	33,600
Units redeemed	(110,239)	(136,715)	(15,943)	(23,566)	(28,830)	(34,951)	(32,643)	(32,444)

Ending units	351,174	406,208	87,392	99,868	157,836	181,925	31,254	26,817

See accompanying notes to financial statements.

MFS VARIABLE ACCOUNT

NOTES TO FINANCIAL STATEMENTS

December 31, 2008 and 2007

(1) Background and Summary of Significant Accounting Policies

(a) Organization and Nature of Operations

MFS Variable Account (the Account) was established by resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on March 3, 1976. The Account is registered as a unit investment trust under the Investment Company Act of 1940. The Company offers tax qualified and non-tax qualified Individual Deferred Variable Annuity Contracts through the Account. The primary distribution for the contracts is through Massachusetts Financial Services. Presently, the contracts are not actively marketed.

(b) The Contracts

Prior to February 12, 1979, the contracts purchased provided for a front-end sales charge and certain other fees. Beginning February 12, 1979, only contracts (Spectrum) without a front-end sales charge but with a contingent deferred sales charge and certain other fees were offered for purchase. See note 2 for a discussion of contract expenses. With certain exceptions, contract owners in either the accumulation or payout phase may invest in any of the following funds:

Massachusetts Investors Growth Stock Fund - Class A (MIG)

Massachusetts Investors Trust - Class A (MIT)

MFS(R) Bond Fund - Class A (MFB)

MFS(R) Global Governments Fund - Class A (MWG)*

MFS(R) Growth Fund - Class A (MEG) (formerly Emerging Growth Fund - Class A)

MFS(R) Growth Opportunities Fund - Class A (MGO)*

MFS(R) High Income Fund - Class A (MFH)

MFS(R) Research Fund - Class A (MFR)

MFS(R) Series Trust IV - Money Market Fund (MMM)

MFS(R) Strategic Income Fund - Class A (MSI)

MFS(R) Total Return Fund - Class A (MTR)

Portfolio of the Nationwide Variable Insurance Trust (Nationwide VIT);

Nationwide VIT - Money Market Fund - Class I (SAM)

*	At December 31, 2008, contract owners were not invested in this fund.

The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

Certain items in the Financial Highlights for each of the years ended December 31, 2007, 2006, 2005, and 2004 have been reclassified to conform to the current presentation.

(c) Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued on the closing net asset value per share at December 31, 2008 of such funds, which value their investment securities at fair value. The cost of investments sold is determined on a first in – first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d) Federal Income Taxes

The Company does not provide for income taxes within the Account. Taxes are generally the responsibility of the contract owner upon termination or withdrawal.

The Internal Revenue Service issued Rev. Rul. 81-225 on September 25, 1981 and IR-82-19 on February 3, 1982. The effect of Rev. Rul. 81-225 was to treat non-tax qualified contract holders, who purchased contracts or made purchase payments after December 31, 1980, as the owners of the underlying mutual fund shares for Federal income tax purposes. Accordingly, the contract holder is responsible for the income tax on such investments in accordance with the requirements of the Internal Revenue Code.

Other operations of the Account, including those associated with the non-tax qualified contracts existing as of the effective date of Rev. Rul. 81-225 (denoted with (81-225) in note 5 of the financial statements), form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code. The Company does not provide income taxes within the Account. Taxes on these contracts are generally the responsibility of the contract owner upon termination or withdrawal.

(Continued)

MFS VARIABLE ACCOUNT (NOTES TO FINANCIAL STATEMENTS, Continued)

(e) Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f) Calculation of Annuity Reserves

Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5% unless the annuitant elects otherwise, in which case the rate may vary from 3.5% to 7%, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

(g) Recently Issued Accounting Standard

In September 2006, the FASB issued SFAS No. 157, Fair Value Measurements (SFAS 157). SFAS 157 provides enhanced guidance for using fair value to measure assets and liabilities and requires new disclosures about fair value measurements. SFAS 157 also provides guidance regarding the extent to which companies measure assets and liabilities at fair value, the information used to measure fair value, and the effect of fair value measurements on earnings. For assets and liabilities that are measured at fair value on a recurring basis in periods subsequent to initial recognition, the reporting entity shall disclose information that enables financial statement users to assess the inputs used to develop those measurements. SFAS 157 applies whenever other standards require (or permit) assets or liabilities to be measured at fair value but does not expand the use of fair value in any new circumstances. SFAS 157 is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years, with early adoption permitted. The Company adopted SFAS 157 effective January 1, 2008. The adoption of SFAS 157 did not have a material impact on the Account’s financial position or results of operations.

(2) Expenses

Net purchase payments received on contracts issued before February 12, 1979 represent gross contributions by the contract owners less a charge of 7.75% by the Company to cover sales expenses. The Company does not deduct a sales charge from purchase payments made for contracts issued beginning February 12, 1979. However, if any part of the contract value of such contracts is redeemed the Company will, with certain exceptions, deduct from the owners’ contract value a contingent deferred sales charge equal to 5% of the lesser of the total of all purchase payments made within 96 months prior to the date of the request for redemption, or the amount redeemed. No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the Company. The following additional contract charges are deducted by the Company on each contract (Non-Spectrum) issued prior to February 12, 1979: (a) a contract issue charge of $15 assessed against the initial purchase payment and a $15 annual contract maintenance charge assessed against each contract by redeeming units; and (b) a mortality and expense risk charge assessed through a reduction of unit value equal to an annualized rate of 1.00%. Contract charges on contracts (Spectrum) issued beginning February 12, 1979 include: (a) an annual contract maintenance charge of $30 which is satisfied by redeeming units; and (b) a charge for mortality and expense risk assessed through a reduction of unit value equal to an annualized rate of 1.30%. The table on the following page provides mortality and expense risk charges by asset fee rate for the period ended December 31, 2008.

(Continued)

MFS VARIABLE ACCOUNT (NOTES TO FINANCIAL STATEMENTS, Continued)

The following table provides mortality and expense risk charges by asset fee rates for the period ended December 31, 2008.

	Total	MIG	MIT	MFB	MEG	MFH	MFR	MMM

1.00%	$483	115	-	-	-	176	192	-
1.30%	1,725,562	526,071	178,834	136,922	44,803	98,089	161,818	197,891

Totals	$1,726,045	526,186	178,834	136,922	44,803	98,265	162,010	197,891

	MSI	MTR	SAM

1.00%	$-	-	-
1.30%	16,511	351,862	12,761

Totals	$16,511	351,862	12,761

(3) Related Party Transactions

The Company performs various services on behalf of the mutual fund companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company. Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Account at the direction of the contract owner. For the years ended December 31, 2008 and 2007, total transfers to the Account from the fixed account were $903,775 and $1,070,881, respectively, and total transfers from the Account to the fixed account were $1,651,614 and $1,440,055, respectively. Transfers from the Account to the fixed account are included in redemptions, and transfers to the Account from the fixed account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Changes in Contract Owners’ Equity.

(4) Fair Value Measurement

SFAS 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

In accordance with SFAS 157, the Account categorized its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Company categorizes financial assets recorded at fair value as follows:

•

Level 1 – Unadjusted quoted prices accessible in active markets for identical assets at the measurement date. The assets utilizing Level 1 valuations represent investments in publicly-traded registered mutual funds with quoted market prices.

•

Level 2 – Unadjusted quoted prices for similar assets in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means. The assets utilizing Level 2 valuations represent investments in privately-traded registered mutual funds only offered through insurance products.

•

Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. The Account invests only in funds with fair value measurements in the first two levels of the fair value hierarchy.

The following table summarizes assets measured at fair value on a recurring basis as of December 31, 2008:

	Level 1	Level 2	Level 3	Total
Separate Account Investments	$98,844,673	$915,506	0	$99,760,179

(Continued)

MFS VARIABLE ACCOUNT (NOTES TO FINANCIAL STATEMENTS, Continued)

Accounts Receivable of $38,444 are measured at settlement value which approximates the fair value due to the short-term nature of such assets.

The Account did not have any assets or liabilities reported at fair value on a nonrecurring basis required to be disclosed under SFAS 157.

(Continued)

MFS VARIABLE ACCOUNT (NOTES TO FINANCIAL STATEMENTS, Continued)

(5) Financial Highlights

The following tabular presentation is a summary of units, unit fair values and contract owners’ equity outstanding for variable annuity contracts as of the end of the periods indicated, and the contract expense rate, investment income ratio and total return for each of the periods in the five year period ended December 31, 2008.

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

Massachusetts Investors Growth Stock Fund - Class A (MIG)
Non-tax qualified
2007	1.00%	85	$203.976885	$17,338	0.53%	10.38%
Tax qualified spectrum
2008	1.30%	168,751	129.909705	21,922,393	0.45%	-37.78%
2007	1.30%	189,579	208.778653	39,580,048	0.53%	10.05%
2006	1.30%	81,580	189.716726	15,477,091	0.00%	6.08%
2005	1.30%	108,074	178.837817	19,327,718	0.00%	2.54%
2004	1.30%	136,027	174.412880	23,724,861	0.38%	8.21%
Non-tax qualified spectrum
2008	1.30%	43,730	110.235005	4,820,577	0.45%	-37.78%
2007	1.30%	51,806	177.159323	9,177,916	0.53%	10.05%
2006	1.30%	25,165	160.984313	4,051,170	0.00%	6.08%
2005	1.30%	30,607	151.753007	4,644,704	0.00%	2.54%
2004	1.30%	37,252	147.998232	5,513,230	0.38%	8.21%
Non-tax qualified spectrum (81-225)
2008	1.30%	5,523	120.086845	663,240	0.45%	-37.78%
2007	1.30%	5,610	192.992263	1,082,687	0.53%	10.05%
2006	1.30%	520	175.371675	91,193	0.00%	6.08%
2005	1.30%	707	165.315345	116,878	0.00%	2.54%
2004	1.30%	718	161.224997	115,760	0.38%	8.21%
Massachusetts Investors Trust - Class A (MIT)
Tax qualified spectrum
2008	1.30%	56,124	119.682038	6,717,035	1.21%	-33.66%
2007	1.30%	65,294	180.404147	11,779,308	0.52%	9.11%
2006	1.30%	75,413	165.335587	12,468,453	0.82%	11.73%
2005	1.30%	94,858	147.974544	14,036,569	0.36%	5.90%
2004	1.30%	110,397	139.728768	15,425,637	0.88%	10.06%
Non-tax qualified spectrum
2008	1.30%	26,384	107.383548	2,833,208	1.21%	-33.66%
2007	1.30%	29,574	161.865875	4,787,021	0.52%	9.11%
2006	1.30%	36,543	148.345754	5,420,999	0.82%	11.73%
2005	1.30%	36,667	132.768736	4,868,231	0.36%	5.90%
2004	1.30%	36,451	125.370293	4,569,873	0.88%	10.06%
Non-tax qualified spectrum (81-225)
2008	1.30%	119	114.084384	13,576	1.21%	-33.66%
2007	1.30%	118	171.966453	20,292	0.52%	9.11%
2006	1.30%	118	157.602663	18,597	0.82%	11.73%
2005	1.30%	259	141.053621	36,533	0.36%	5.90%
2004	1.30%	282	133.193504	37,561	0.88%	10.06%

(Continued)

MFS VARIABLE ACCOUNT (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

MFS(R) Bond Fund - Class A (MFB)
Non-tax qualified
2005	1.00%	55	$81.368937	$4,475	5.34%	0.69%
2004	1.00%	55	80.807580	4,444	5.40%	5.01%
Tax qualified spectrum
2008	1.30%	86,812	63.836914	5,541,810	5.73%	-11.15%
2007	1.30%	96,823	71.845031	6,956,251	5.45%	2.15%
2006	1.30%	105,295	70.330566	7,405,457	5.27%	3.57%
2005	1.30%	126,648	67.907534	8,600,353	5.34%	0.39%
2004	1.30%	153,235	67.643464	10,365,346	5.40%	4.69%
Non-tax qualified spectrum
2008	1.30%	50,062	63.784749	3,193,192	5.73%	-11.15%
2007	1.30%	64,878	71.786322	4,657,353	5.45%	2.15%
2006	1.30%	73,427	70.273093	5,159,942	5.27%	3.57%
2005	1.30%	83,415	67.852042	5,659,878	5.34%	0.39%
2004	1.30%	86,748	67.588189	5,863,140	5.40%	4.69%
Non-tax qualified spectrum (81-225)
2008	1.30%	686	64.034172	43,927	5.73%	-11.15%
2007	1.30%	685	72.067035	49,366	5.45%	2.15%
2006	1.30%	687	70.547890	48,466	5.27%	3.57%
2005	1.30%	736	68.117374	50,134	5.34%	0.39%
2004	1.30%	738	67.852488	50,075	5.40%	4.69%
MFS(R) Growth Fund - Class A (MEG)
Tax qualified spectrum
2008	1.30%	75,088	30.965737	2,325,155	0.00%	-38.42%
2007	1.30%	83,197	50.288052	4,183,815	0.00%	19.25%
2006	1.30%	97,361	42.171796	4,105,888	0.00%	6.15%
2005	1.30%	123,143	39.728761	4,892,319	0.00%	7.26%
2004	1.30%	161,260	37.040085	5,973,084	0.00%	11.58%
Non-tax qualified spectrum (81-225)
2008	1.30%	60	30.965737	1,858	0.00%	-38.42%
2007	1.30%	60	50.288052	3,017	0.00%	19.25%
2006	1.30%	60	42.171796	2,530	0.00%	6.15%
2005	1.30%	61	39.728761	2,423	0.00%	7.26%
2004	1.30%	61	37.040085	2,259	0.00%	11.58%
MFS(R) Growth Opportunities Fund - Class A (MGO)
Tax qualified spectrum
2006	1.30%	182,907	154.386790	28,238,425	0.00%	4.57%
2005	1.30%	223,082	147.642419	32,936,366	0.09%	-0.42%
2004	1.30%	277,416	148.266806	41,131,584	0.47%	9.31%
Non-tax qualified spectrum
2006	1.30%	47,056	131.142763	6,171,054	0.00%	4.57%
2005	1.30%	53,177	125.413796	6,669,129	0.09%	-0.42%
2004	1.30%	59,857	125.944179	7,538,641	0.47%	9.31%
Non-tax qualified spectrum (81-225)
2006	1.30%	6,336	144.701272	916,827	0.00%	4.57%
2005	1.30%	6,586	138.380016	911,371	0.09%	-0.42%
2004	1.30%	6,975	138.965236	969,283	0.47%	9.31%

(Continued)

MFS VARIABLE ACCOUNT (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

MFS(R) High Income Fund - Class A (MFH)
Non-tax qualified
2007	1.00%	201	$103.002892	$20,704	7.98%	0.69%
2006	1.00%	201	102.294182	20,561	7.23%	9.22%
2005	1.00%	201	93.659744	18,826	7.28%	1.32%
2004	1.00%	202	92.443254	18,674	7.34%	8.30%
Tax qualified spectrum
2008	1.30%	49,408	61.657818	3,046,389	8.23%	-29.40%
2007	1.30%	58,597	87.331180	5,117,345	7.98%	0.39%
2006	1.30%	73,496	86.995365	6,393,811	7.23%	8.89%
2005	1.30%	85,799	79.893710	6,854,800	7.28%	1.01%
2004	1.30%	105,335	79.095045	8,331,477	7.34%	7.97%
Non-tax qualified spectrum
2008	1.30%	45,196	60.722406	2,744,410	8.23%	-29.40%
2007	1.30%	35,406	86.006280	3,045,138	7.98%	0.39%
2006	1.30%	48,278	85.675559	4,136,245	7.23%	8.89%
2005	1.30%	51,133	78.681642	4,023,228	7.28%	1.01%
2004	1.30%	61,681	77.895094	4,804,647	7.34%	7.97%
Non-tax qualified spectrum (81-225)
2008	1.30%	2,577	61.657818	158,892	8.23%	-29.40%
2007	1.30%	2,579	87.331180	225,227	7.98%	0.39%
2006	1.30%	2,581	86.995365	224,535	7.23%	8.89%
2005	1.30%	2,583	79.893710	206,365	7.28%	1.01%
2004	1.30%	2,997	79.095045	237,048	7.34%	7.97%
MFS(R) Research Fund - Class A (MFR)
Tax qualified spectrum
2008	1.30%	43,539	132.692325	5,777,291	0.60%	-37.36%
2007	1.30%	50,862	211.828576	10,774,025	0.57%	11.50%
2006	1.30%	60,376	189.988987	11,470,775	0.26%	8.87%
2005	1.30%	73,554	174.502121	12,835,329	0.14%	6.19%
2004	1.30%	84,247	164.332015	13,844,479	0.17%	14.07%
Non-tax qualified spectrum
2008	1.30%	23,205	115.942497	2,690,446	0.60%	-37.36%
2007	1.30%	24,943	185.089332	4,616,683	0.57%	11.50%
2006	1.30%	27,924	166.006563	4,635,567	0.26%	8.87%
2005	1.30%	31,068	152.474615	4,737,081	0.14%	6.19%
2004	1.30%	30,453	143.588283	4,372,694	0.17%	14.07%
Non-tax qualified spectrum (81-225)
2008	1.30%	177	131.143454	23,212	0.60%	-37.36%
2007	1.30%	176	209.355967	36,847	0.57%	11.50%
2006	1.30%	222	187.771305	41,685	0.26%	8.87%
2005	1.30%	855	172.465215	147,458	0.14%	6.19%
2004	1.30%	855	162.413823	138,864	0.17%	14.07%

(Continued)

MFS VARIABLE ACCOUNT (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

MFS(R) Series Trust IV - Money Market Fund (MMM)
Tax qualified spectrum
2008	1.30%	228,423	$38.766619	$8,855,187	2.30%	0.97%
2007	1.30%	254,261	38.392581	9,761,736	4.93%	3.71%
2006	1.30%	283,170	37.020679	10,483,146	4.82%	3.47%
2005	1.30%	315,105	35.780483	11,274,609	2.91%	1.57%
2004	1.30%	357,669	35.226089	12,599,280	0.97%	-0.31%
Non-tax qualified spectrum
2008	1.30%	117,324	38.793557	4,551,415	2.30%	0.97%
2007	1.30%	146,507	38.419259	5,628,690	4.93%	3.71%
2006	1.30%	138,629	37.046402	5,135,706	4.82%	3.47%
2005	1.30%	148,183	35.805344	5,305,743	2.91%	1.57%
2004	1.30%	159,029	35.250565	5,605,862	0.97%	-0.31%
Non-tax qualified spectrum (81-225)
2008	1.30%	5,427	38.793557	210,533	2.30%	0.97%
2007	1.30%	5,440	38.419259	209,001	4.93%	3.71%
2006	1.30%	6,294	37.046402	233,170	4.82%	3.47%
2005	1.30%	17,672	35.805344	632,752	2.91%	1.57%
2004	1.30%	17,580	35.250565	619,705	0.97%	-0.31%
MFS(R) Strategic Income Fund - Class A (MSI)
Tax qualified spectrum
2008	1.30%	75,597	12.174056	920,322	7.42%	-12.96%
2007	1.30%	83,686	13.987361	1,170,547	5.92%	2.23%
2006	1.30%	95,001	13.682758	1,299,876	5.76%	5.44%
2005	1.30%	105,910	12.976541	1,374,345	6.14%	0.76%
2004	1.30%	124,304	12.878519	1,600,851	5.84%	6.91%
Non-tax qualified spectrum
2008	1.30%	10,949	12.174056	133,294	7.42%	-12.96%
2007	1.30%	15,334	13.987361	214,482	5.92%	2.23%
2006	1.30%	17,267	13.682758	236,260	5.76%	5.44%
2005	1.30%	18,888	12.976541	245,101	6.14%	0.76%
2004	1.30%	18,992	12.878519	244,589	5.84%	6.91%
Non-tax qualified spectrum (81-225)
2008	1.30%	846	12.174056	10,299	7.42%	-12.96%
2007	1.30%	848	13.987361	11,861	5.92%	2.23%
2006	1.30%	849	13.682758	11,617	5.76%	5.44%
2005	1.30%	850	12.976541	11,030	6.14%	0.76%
2004	1.30%	1,300	12.878519	16,742	5.84%	6.91%
MFS(R) Total Return Fund - Class A (MTR)
Tax qualified spectrum
2008	1.30%	109,739	133.178369	14,614,861	2.95%	-23.64%
2007	1.30%	127,100	174.405730	22,166,968	2.67%	3.60%
2006	1.30%	147,678	168.346381	24,861,057	2.72%	10.32%
2005	1.30%	166,425	152.592330	25,395,179	2.69%	1.95%
2004	1.30%	193,192	149.671678	28,915,371	2.44%	9.92%

(Continued)

MFS VARIABLE ACCOUNT (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

Non-tax qualified spectrum
2008	1.30%	47,957	$128.912217	$6,182,243	2.95%	-23.64%
2007	1.30%	54,684	168.818932	9,231,694	2.67%	3.60%
2006	1.30%	60,918	162.953678	9,926,812	2.72%	10.32%
2005	1.30%	73,477	147.704287	10,852,868	2.69%	1.95%
2004	1.30%	79,497	144.877193	11,517,302	2.44%	9.92%
Non-tax qualified spectrum (81-225)
2008	1.30%	140	131.882710	18,464	2.95%	-23.64%
2007	1.30%	141	172.708975	24,352	2.67%	3.60%
2006	1.30%	167	166.708578	27,840	2.72%	10.32%
2005	1.30%	168	151.107806	25,386	2.69%	1.95%
2004	1.30%	395	148.215568	58,545	2.44%	9.92%
Nationwide VIT - Money Market Fund - Class I (SAM)
Tax qualified spectrum
2008	1.30%	16,616	29.284163	486,586	1.93%	0.73%
2007	1.30%	16,270	29.072806	473,015	4.79%	3.42%
2006	1.30%	10,691	28.110580	300,530	3.66%	3.18%
2005	1.30%	44,302	27.245513	1,207,031	2.38%	1.34%
2004	1.30%	9,715	26.886046	261,198	0.77%	-0.50%
Non-tax qualified spectrum
2008	1.30%	14,638	29.303205	428,940	1.93%	0.73%
2007	1.30%	10,547	29.091711	306,830	4.79%	3.42%
2006	1.30%	14,970	28.128862	421,089	3.66%	3.18%
2005	1.30%	9,995	27.263231	272,496	2.38%	1.34%
2004	1.30%	8,577	26.903529	230,752	0.77%	-0.50%

2008	Reserves for annuity contracts in payout phase:			869,868
2008	Contract owners’ equity			$99,798,623
2007	Reserves for annuity contracts in payout phase:			1,331,220
2007	Contract owners’ equity			$156,660,777
2006	Reserves for annuity contracts in payout phase:			1,427,083
2006	Contract owners’ equity			$170,863,457
2005	Reserves for annuity contracts in payout phase:			1,549,826
2005	Contract owners’ equity			$189,726,534
2004	Reserves for annuity contracts in payout phase:			1,785,778
2004	Contract owners’ equity			$216,488,636

*	This represents the annual contract expense rate of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.
**	This represents the dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by average net assets. The ratios exclude those expenses, such as mortality and expense charges or annual contract maintenance charges, that result in direct reductions to the contractholder accounts either through reductions in unit values or redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
***	This represents the total return for the period indicated and includes a deduction only for expenses assessed through a reduction in the unit values. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented.

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life Insurance Company and

Contract Owners of MFS Variable Account:

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of MFS Variable Account (comprised of the sub-accounts listed in note 1(b) (collectively, “the Accounts”)) as of December 31, 2008, and the related statements of operations and changes in contract owners’ equity, and the financial highlights for each of the periods indicated herein. These financial statements and financial highlights are the responsibility of the Accounts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2008, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Accounts as of December 31, 2008, and the results of their operations, changes in contract owners’ equity, and financial highlights for each of the periods indicated herein, in conformity with accounting principles generally accepted in the United States of America.

/s/    KPMG LLP

Columbus, Ohio

March 18, 2009